Organization (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 18, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization (Details) [Line Items]
Operational reduction percentage		20.00%
Revenues (in Dollars)		$ 32,046	$ 52,537	$ 29,561
BORQS International Holding Corp. [Member]
Organization (Details) [Line Items]
Acquired equity interest rate	100.00%
Operational reduction percentage		40.00%
Revenues (in Dollars)		$ 52,500	$ 32,000